Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of long-term debt instruments
Our total debt, consisting of finance leases relating to our vessels, is set forth in the table below.

	Financing company	June 30, 2026	December 31, 2025
(in $ millions)
Vessel financing (Mount Norefjell)	AVIC	55.2	56.2
Vessel financing (Mount Ita)	AVIC	55.2	56.2
Vessel financing (Mount Etna)	AVIC	55.6	56.8
Vessel financing (Mount Blanc)	AVIC	55.5	56.7
Vessel financing (Mount Matterhorn)	CCBFL	57.2	58.3
Vessel financing (Mount Neblina)	CCBFL	57.3	58.3
Vessel financing (Mount Hua)	Jiangsu	58.4	59.5
Vessel financing (Mount Bandeira)	Jiangsu	58.4	59.5
Vessel financing (Mount Elbrus)	CCBFL	58.2	59.3
Vessel financing (Mount Denali)	CCBFL	58.8	59.8
Vessel financing (Mount Aconcagua)	CCBFL	58.9	60.0
Vessel financing (Mount Emai)	CCBFL	58.9	60.0
Total debt, gross		687.6	700.6
Less: Deferred finance charges		(10.1)	(11.4)
Total debt, net of deferred finance charges		677.5	689.2
Less: Current portion of long-term debt, net of deferred finance charges		(24.1)	(23.6)
Long-term debt, net of deferred finance charges		653.4	665.6

Schedule of maturities of long-term debt
The total debt, gross of deferred finance charges, as of June 30, 2026, is repayable as follows:

Year ending December 31
(in $ millions)
2026 (remaining six months)	13.1
2027(1)	27.6
2028	29.6
2029	31.5
2030	303.6
Thereafter	282.2
Total debt, gross	687.6

(1) $13.5 million repayable in the six months ended June 30, 2027.